Other operating expense (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) employee	Dec. 31, 2016 USD ($) employee
Analysis of income and expense [abstract]
Net impairment loss (recovery) on trade receivables	$ 103	$ (63)
Restructuring costs	799	2,318
Acquisition costs	0	43
Other operating expense	902	2,298
Impairment loss on trade receivables	$ 103	390
Impairment recoveries		$ 63
Number of positions eliminated | employee	50
Number of executive positions eliminated | employee		3